Share-based Compensation - Summary of Outstanding Stock Options (Details) - Equity Settled Plan - Stock Options - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	320,951	571,758	853,705
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 2 months 26 days
Number of options, Stock options exercisable	320,951
Weighted average contractual life, Stock options exercisable (years)	1 year 2 months 26 days
$11.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	10,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	4 years 4 months 28 days
Number of options, Stock options exercisable	10,000
Weighted average contractual life, Stock options exercisable (years)	4 years 4 months 28 days
$11.79
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	301,591
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 18 days
Number of options, Stock options exercisable	301,591
Weighted average contractual life, Stock options exercisable (years)	1 year 18 days
$11.90
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	8,160
Warrants outstanding and exercisable, Weighted average contractual life (years)	4 years 5 months 26 days
Number of options, Stock options exercisable	8,160
Weighted average contractual life, Stock options exercisable (years)	4 years 5 months 26 days
$31.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	1,200
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 11 months 23 days
Number of options, Stock options exercisable	1,200
Weighted average contractual life, Stock options exercisable (years)	1 year 11 months 23 days